Nov. 03, 2022
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

EXCHANGE TRADED CONCEPTS TRUST

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

NYSE ARCA Ticker: UTRN

Supplement dated November 3, 2022 to the currently effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the “Fund”) and should be read in conjunction with that document.

Vesper Capital Management, LLC has accepted the resignation of S&P Dow Jones Indices, LLC as the calculator of the Vesper U.S. Large Cap Short-Term Reversal Index (the “Index”) effective as of the close of business on November 4, 2022. Accordingly, effective November 7, 2022, the Index will utilize a new index calculator, Solactive AG, and will utilize a new underlying index, the Solactive GBS United States 500 Index, as the eligible universe of components from which the Index will select securities pursuant to its quantitative, rules-based methodology.

In connection with these changes, the following specific revisions are made to the Fund’s Prospectus:

•	The section titled Principal Investment Strategies is deleted in its entirety and replaced with the following:

The Fund primarily invests in securities comprising the Index. The Index is designed to measure the performance of a portfolio of twenty-five (25) securities selected from the Solactive GBS United States 500 Index (the “Solactive 500”) that Vesper Capital Management, LLC (the “Index Provider”) believes will most likely benefit from the “short-term reversal” effect, as determined by applying a proprietary algorithm (“Chow’s Ratio” or “Algorithm”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (i) securities and instruments issued by or economically tied to U.S. issuers and (ii) large capitalization equity securities.

Short-term reversal effect generally means that, on average, stocks with relatively poor weekly (risk-adjusted) performance, may reverse and earn higher returns relative to peer stocks the following week. Short-term reversal investment strategies have recently developed due to the accessibility and availability of short-term pricing data and lower trading costs.

The eligible universe of Index components includes all companies in the Solactive 500. From that universe, according to the Index’s quantitative, rules-based methodology, 25 securities are selected by the Index Provider applying Chow’s Ratio to historical short-term price data of the companies’ stocks to seek to identify those securities that have the best chance to experience short-term reversal as well as maintain minimum risk exposure and transaction costs. Chow’s Ratio is a proprietary algorithm that uses short-term pricing data and volatility measures to identify stocks that have experienced one-week price declines and assesses their price stability to identify which stocks are fundamentally sound and have the greatest potential for reversal and which ones are fundamentally flawed and have the greatest potential for further decline. The stocks with the best chance of reversal are ultimately selected for the Index. After applying the Algorithm, the 25 securities with the lowest ratios (a lower ratio represents a higher likelihood of experiencing short-term reversal) are selected for inclusion in the Index.

The Index is evaluated and re-balanced on a weekly basis. Index components are equal weighted at each weekly reconstitution of the Index. A stock in the Index is only removed at rebalance if it has been assigned a ratio that is higher than that of the 50 securities of the Solactive 500 with the lowest ratios. In such case, the security with the lowest ratio from the new list of 25 securities that is not already included in the Index is selected for inclusion.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Fund’s weekly reconstitution, the Fund’s concentration in an industry or group of industries or a particular sector may change from week to week.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund or the Adviser.

•	The section titled Index Information/Trademark License/Disclaimer is deleted in its entirety and replaced with the following:

The inception date of the Index is June 6, 2018. Component securities are selected using a quantitative, rules-based methodology applying Chow’s Ratio to historical short-term price data of the companies’ stocks to seek to identify those securities that have the best chance to experience short-term reversal as well as maintain minimum risk exposure and transaction costs. Chow’s Ratio was developed by Dr. Victor Chow, senior investment consultant of the Index Provider and professor of finance at West Virginia University (“WVU”). In addition, Dr. Chow founded and currently directs the Center for Chinese Business and is Director of the Confucius Institute at WVU. The composition of the Index is adjusted weekly according to the Index methodology. Index components are equal weighted at each weekly reconstitution of the Index.

Index maintenance performed by the Index Provider includes monitoring and implementing any adjustments, additions and deletions to the Index based upon the Index methodology or certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is unmanaged and cannot be invested in directly. The Adviser was not involved in the creation of the Index and does not provide input to the Index Provider concerning the construction or eligibility criteria of the Index.

The Index Provider is not affiliated with Exchange Traded Concepts Trust (the “Trust”), the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser was not involved in the creation of the Index and does not provide input to the Index Provider concerning the construction or eligibility criteria of the Index.

The Adviser has entered into an arrangement with the Index Provider pursuant to which the Adviser pays a fee to use the Index and, in connection with that arrangement, the Index Provider has agreed to assume the Adviser’s obligation to pay Fund expenses and, to the extent applicable, has agreed to pay the Adviser a minimum fee, as described below under “Fund Management – Adviser.”

The Index Provider has retained a third party, Solactive AG, to calculate the Index. Solactive AG is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark at any time or in any other respect. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards the Index Provider, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trademark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

•	The section titled Additional Principal Investment Strategies Information is deleted in its entirety and replaced with the following:

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index. The Fund may change its investment objective and Index without shareholder approval. The Fund also may change without shareholder approval, upon 60 days notice to shareholders, its policies to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (i) securities and instruments issued by or economically tied to U.S. issuers and (ii) large capitalization equity securities. The Fund defines large capitalization companies to be those companies represented by the Solactive 500 or within the capitalization range of the Solactive 500 as measured at its most recent reconstitution.

The Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, track the performance of the Index. A number of factors may affect the Fund’s ability to achieve a high correlation with the Index, including the degree to which the Fund utilizes a sampling methodology, Fund expenses, rounding of share prices, the timing or magnitude of changes to the composition of the Index, regulatory policies, and portfolio turnover rate. There can be no guarantee that the Fund will achieve a high degree of correlation.

The Fund may sell securities that are represented in the Index or purchase securities not yet represented in the Index, in anticipation of their removal from or addition to the Index. There may also be instances in which the Adviser may choose to overweight securities in the Index, thus causing the Adviser to purchase or sell securities not in the Index which the Adviser believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to track the Index. The Fund may invest up to 20% of its assets in cash and cash equivalents, such as money market instruments, or in other types of investments not included in the Index, including in certain derivatives, specifically stock index futures, to equitize cash and help the Fund more closely track the Index. The Fund will not take defensive positions.

Principal Investment Strategies

The Fund primarily invests in securities comprising the Index. The Index is designed to measure the performance of a portfolio of twenty-five (25) securities selected from the Solactive GBS United States 500 Index (the “Solactive 500”) that Vesper Capital Management, LLC (the “Index Provider”) believes will most likely benefit from the “short-term reversal” effect, as determined by applying a proprietary algorithm (“Chow’s Ratio” or “Algorithm”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (i) securities and instruments issued by or economically tied to U.S. issuers and (ii) large capitalization equity securities.

Short-term reversal effect generally means that, on average, stocks with relatively poor weekly (risk-adjusted) performance, may reverse and earn higher returns relative to peer stocks the following week. Short-term reversal investment strategies have recently developed due to the accessibility and availability of short-term pricing data and lower trading costs.

The eligible universe of Index components includes all companies in the Solactive 500. From that universe, according to the Index’s quantitative, rules-based methodology, 25 securities are selected by the Index Provider applying Chow’s Ratio to historical short-term price data of the companies’ stocks to seek to identify those securities that have the best chance to experience short-term reversal as well as maintain minimum risk exposure and transaction costs. Chow’s Ratio is a proprietary algorithm that uses short-term pricing data and volatility measures to identify stocks that have experienced one-week price declines and assesses their price stability to identify which stocks are fundamentally sound and have the greatest potential for reversal and which ones are fundamentally flawed and have the greatest potential for further decline. The stocks with the best chance of reversal are ultimately selected for the Index. After applying the Algorithm, the 25 securities with the lowest ratios (a lower ratio represents a higher likelihood of experiencing short-term reversal) are selected for inclusion in the Index.

The Index is evaluated and re-balanced on a weekly basis. Index components are equal weighted at each weekly reconstitution of the Index. A stock in the Index is only removed at rebalance if it has been assigned a ratio that is higher than that of the 50 securities of the Solactive 500 with the lowest ratios. In such case, the security with the lowest ratio from the new list of 25 securities that is not already included in the Index is selected for inclusion.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Fund’s weekly reconstitution, the Fund’s concentration in an industry or group of industries or a particular sector may change from week to week.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.